Inventories	12 Months Ended
Dec. 31, 2022
Text Block Abstract [Abstract]
Inventories
18. Inventories

	31 December 2022 £m	31 December 2021 £m
Raw materials	13.8	10.0
Work in progress	23.2	25.0
Finished goods and goods for resale	31.0	23.2

At 31 December 2022	68.0	58.2

Inventories are stated net of provision for slow moving or defective inventory of £14.8m (31 December 2021: £13.7m). Cost of inventories recognized as an expense and write down of inventories recognized as an expense (and which are included as part of cost of sales) are set out in note 6.